Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 74,098	$ 72,008
Accumulated depreciation and amortization	(58,099)	(50,492)
Total property and equipment, net	15,999	21,516
Photomedex, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	5,876,000	6,014,000
Accumulated depreciation and amortization	(4,888,000)	(4,708,000)
Total property and equipment, net	988,000	1,306,000
Less Assets held for sale	(988,000)
Total property and equipment, net	77,000	1,306,000
Lasers In Service [Member] | Photomedex, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross
Equipment, Computer Hardware And Software [Member] | Photomedex, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	5,005,000	5,147,000
Furniture And Fixtures [Member] | Photomedex, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	433,000	424,000
Leasehold Improvements [Member] | Photomedex, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 438,000	$ 443,000